FINANCE LEASES - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Lease Receivables
Operating lease receivables	$ 975,923	$ 977,834
Up to 1 year
Financial Lease Receivables
Operating lease receivables	686,110	438,461
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	$ 289,813	383,046
From two to three years
Financial Lease Receivables
Operating lease receivables		$ 156,327